Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded AlphaDEX Fund II
Prospectus Date	rr_ProspectusDate	May 02, 2022
First Trust Asia Pacific ex-Japan AlphaDEX Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The First Trust Asia Pacific ex-Japan AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq AlphaDEX® Asia Pacific Ex-Japan Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees <br/>(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 102% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	102.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks, depositary receipts, real estate investment trusts ("REITs") and preferred shares that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider“). The Index Provider may, from time to time, exercise reasonable discretion as it deems appropriate in order to ensure Index integrity.The Index is composed of securities issued by small, mid and large cap companies operating in the Asia Pacific region excluding Japan, as classified by the Index Provider. Companies are classified as operating in a country primarily by their country of incorporation, domicile and primary exchange listing. The Index may be composed of securities denominated in non-U.S. currencies. The Index is designed to select stocks from the Nasdaq Asia Pacific Ex-Japan Index (the “Base Index”) that may generate positive alpha, or risk-adjusted returns, relative to traditional indices through the use of the AlphaDEX® selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The Base Index is a comprehensive, rules-based index designed to measure stock market performance of companies in the Asia Pacific region excluding Japan, as determined by the Index Provider.Security selection for the Index will be conducted in the following manner:1.The selection universe for the Index begins with all stocks in the Base Index.2.The Index Provider then removes any stocks which do not trade on an eligible exchange; duplicate (multiple share classes) stocks; stocks which do not meet the Index Provider’s liquidity screens; stocks of companies in emerging markets and stocks with a market capitalization less than the mid cap breakpoint (50th percentile) as calculated by Nasdaq. As of March 31, 2022, the mid cap breakpoint was $3.998 billion. The Index Provider may include stocks below the mid cap breakpoint in order to reach a predetermined minimum number of eligible stocks.3.For South Korean stocks currently at their foreign ownership limit, the direct listed security is replaced in the universe with its depositary receipt if available (subject to above liquidity requirements). If none is available, the stock is excluded.4.The remaining stocks in the universe are then ranked on both growth and value factors. Each stock receives the best style rank from this step as its selection score.5.The top 100 stocks based on the selection score determined in step 4 comprise the “selected stocks.” The selected stocks are then split into quintiles based on their selection score, with higher scoring quintiles receiving a greater weight in the Index.6.The Index is subject to sector/country weighting constraints which are set at 15% above the sector/country percentages of the Base Index. A stock will be moved to a lower-weighted quintile when its weight, added to the weight assigned to all higher ranking stocks in its sector/country, is greater than the sector/country weighting constraint. Stocks that fail the sector/country weighting constraints at the lowest quintile will be removed from the Index.The Index is rebalanced and reconstituted semi-annually and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Index’s semi-annual rebalance and reconstitution schedule may cause the Fund to experience a higher rate of portfolio turnover. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of March 31, 2022, the Index was composed of 99 securities and the Fund had significant investments in materials companies, Australian issuers, South Korean issuers and Asian issuers, although this may change from time to time. In order to gain exposure to certain Chinese companies that are included in the Index but are unavailable to direct investment by foreign investors, the Fund invests significantly in non-Chinese shell companies that have created structures known as variable interest entities (“VIEs”) in order to gain exposure to such Chinese companies. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved. The order of the below risk factors does not indicate the significance of any particular risk factor.ASIA RISK. The Fund is subject to certain risks specifically associated with investments in the securities of Asian issuers. Many Asian economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained. Some Asian economies are highly dependent on trade, and economic conditions in other countries within and outside Asia can impact these economies. Certain of these economies may be adversely affected by trade or policy disputes with its major trade partners. There is also a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Certain Asian countries have experienced and may in the future experience expropriation and nationalization of assets, confiscatory taxation, currency manipulation, political instability, armed conflict and social instability as a result of religious, ethnic, socio-economic and/or political unrest. In particular, escalated tensions involving North Korea and any outbreak of hostilities involving North Korea could have a severe adverse effect on Asian economies. Governments of certain Asian countries have exercised, and continue to exercise, substantial influence over many aspects of the private sector. In certain cases, the government owns or controls many companies, including the largest in the country. Accordingly, government actions could have a significant effect on the issuers of the Fund’s securities or on economic conditions generally. Recent developments in relations between the U.S. and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on the economy of Asian countries and a commensurately negative impact on the Fund.ASIA-PACIFIC RISK. The Fund is subject to certain risks specifically associated with investments in the securities of Asian-Pacific issuers. This includes risks associated with the economic, market, regulatory, political, natural disasters and local risks of the Asia-Pacific region, which are heightened as compared to a fund with a more geographically diversified portfolio. The region has historically been highly dependent on global trade with nations taking strong roles in both the importing and exporting of goods. The respective stock markets in the region tend to have a larger prevalence of smaller companies that are inherently more volatile and less liquid than larger companies. Varying levels of accounting and disclosure standards, restrictions on foreign ownership, minority ownership rights and corporate governance standards are also common for the region.AUSTRALIA RISK. Investing in securities of Australian companies may involve additional risks. The Australian economy is heavily dependent on the Asian, European and U.S. markets. Reduced spending by any of these economies on Australian products may adversely affect the Australian market. Additionally, Australia is located in a geographic region that has historically been prone to natural disasters. The occurrence of a natural disaster in the region could negatively impact the Australian economy and affect the value of the securities held by the Fund.AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. A limited number of institutions act as authorized participants for the Fund. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders and no other authorized participant steps forward to create or redeem, the Fund’s shares may trade at a premium or discount (the difference between the market price of the Fund's shares and the Fund's net asset value) and possibly face delisting and the bid/ask spread (the difference between the the price that someone is willing to pay for shares of the Fund at a specific point in time versus the price at which someone is willing to sell) on the Fund’s shares may widen.CASH TRANSACTIONS RISK. The Fund will effect some or all of its creations and redemptions for cash rather than in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects all of its creations and redemptions in-kind. Because the Fund may effect redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs.CURRENCY RISK. Changes in currency exchange rates affect the value of investments denominated in a foreign currency, and therefore the value of such investments in the Fund’s portfolio. The Fund’s net asset value could decline if a currency to which the Fund has exposure depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning.CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.DEPOSITARY RECEIPTS RISK. Depositary receipts represent equity interests in a foreign company that trade on a local stock exchange. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.EQUITY SECURITIES RISK. The value of the Fund’s shares will fluctuate with changes in the value of the equity securities in which it invests. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.GROWTH STOCKS INVESTMENT RISK. Stocks exhibiting growth characteristics tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividend payments that can help cushion its share price during declining markets.INDEX CONCENTRATION RISK. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. To the extent that the Fund invests a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified. There may be instances in which the Index, for a variety of reasons including changes in the prices of individual securities held by the Fund, has a larger exposure to a small number of stocks or a single stock relative to the rest of the stocks in the Index. Under such circumstances, the Fund will not deviate from the Index except in rare circumstances or in an immaterial way and therefore the Fund’s returns would be more greatly influenced by the returns of the stock(s) with the larger exposure.INDEX OR MODEL CONSTITUENT RISK. The Fund may be a constituent of one or more indices or ETF models. As a result, the Fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving the Fund’s shares, the size of the Fund and the market volatility of the Fund. Inclusion in an index could increase demand for the Fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, the Fund’s net asset value could be negatively impacted and the Fund’s market price may be below the Fund’s net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in the Fund's shares.INDEX PROVIDER RISK. There is no assurance that the Index Provider, or any agents that act on its behalf, will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. The Index Provider and its agents do not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and do not guarantee that the Index will be calculated in accordance with its stated methodology. The Advisor’s mandate as described in this prospectus is to manage the Fund consistently with the Index provided by the Index Provider. The Advisor relies upon the Index provider and its agents to accurately compile, maintain, construct, reconstitute, rebalance, compose, calculate and disseminate the Index accurately. Therefore, losses or costs associated with any Index Provider or agent errors generally will be borne by the Fund and its shareholders. To correct any such error, the Index Provider or its agents may carry out an unscheduled rebalance of the Index or other modification of Index constituents or weightings. When the Fund in turn rebalances its portfolio, any transaction costs and market exposure arising from such portfolio rebalancing will be borne by the Fund and its shareholders. Unscheduled rebalances also expose the Fund to additional tracking error risk. Errors in respect of the quality, accuracy and completeness of the data used to compile the Index may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, particularly where the Index is less commonly used as a benchmark by funds or advisors. For example, during a period where the Index contains incorrect constituents, the Fund tracking the Index would have market exposure to such constituents and would be underexposed to the Index’s other constituents. Such errors may negatively impact the Fund and its shareholders. The Index Provider and its agents rely on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund nor the Advisor can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Index to vary from its normal or expected composition. The postponement of a scheduled rebalance in a time of market volatility could mean that constituents that would otherwise be removed at rebalance due to changes in market capitalizations, issuer credit ratings, or other reasons may remain, causing the performance and constituents of the Index to vary from those expected under normal conditions. Apart from scheduled rebalances, the Index Provider or its agents may carry out additional ad hoc rebalances to the Index due to unusual market conditions or in order, for example, to correct an error in the selection of index constituents.INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Fund’s shares are trading on the Exchange, which could result in a decrease in value of the Fund’s shares. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.MARKET RISK. Market risk is the risk that a particular security, or shares of the Fund in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. For example, the coronavirus disease 2019 (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, had negative impacts, and in many cases severe impacts, on markets worldwide. While the development of vaccines has slowed the spread of the virus and allowed for the resumption of reasonably normal business activity in the United States, many countries continue to impose lockdown measures in an attempt to slow the spread.Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. As this global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. These events also adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of the Fund’s shares and result in increased market volatility. During any such events, the Fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on the Fund’s shares may widen.MATERIALS COMPANIES RISK. Materials and processing companies are involved in the extraction or processing of raw materials such as metals, ore and forestry products. These companies are sensitive to changes in the business cycle and fluctuations in the supply and demand for raw materials. Further, certain materials and processing companies can be affected by shifts in the housing market, as many produced raw materials are components of construction projects. Rising wage costs can also impact companies that rely on skilled labor. In addition, materials and processing companies may be significantly affected by volatility of commodity prices, import controls, worldwide competition, liability for environmental damage, depletion of resources and mandated expenditures for safety and pollution control devices.NON-CORRELATION RISK. The Fund’s return may not match the return of the Index for a number of reasons. The Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund’s portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund’s portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.NON-U.S. SECURITIES RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments, restrictions on foreign investment or exchange of securities, capital controls, lack of liquidity, currency exchange rates, excessive taxation, government seizure of assets, the imposition of sanctions by foreign governments, different legal or accounting standards, and less government supervision and regulation of securities exchanges in foreign countries.OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Fund's investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.PASSIVE INVESTMENT RISK. The Fund is not actively managed. The Fund invests in securities included in or representative of the Index regardless of investment merit. The Fund generally will not attempt to take defensive positions in declining markets. In the event that the Index is no longer calculated, the Index license is terminated or the identity or character of the Index is materially changed, the Fund will seek to engage a replacement index.PORTFOLIO TURNOVER RISK. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than expected.PREFERRED SECURITIES RISK. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.PREMIUM/DISCOUNT RISK. The market price of the Fund’s shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for shares on the Exchange. The Fund’s investment advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Fund’s investment advisor believes that large discounts or premiums to the net asset value of shares should not be sustained. During stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s shares and their net asset value and the bid/ask spread on the Fund’s shares may widen.REIT RISK. REITs typically own and operate income-producing real estate, such as residential or commercial buildings, or real-estate related assets, including mortgages. As a result, investments in REITs are subject to the risks associated with investing in real estate, which may include, but are not limited to: fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate sector. REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities. REITs may have also a relatively small market capitalization which may result in their shares experiencing less market liquidity and greater price volatility than larger companies. Increases in interest rates typically lower the present value of a REIT's future earnings stream, and may make financing property purchases and improvements more costly. Because the market price of REIT stocks may change based upon investors' collective perceptions of future earnings, the value of the Fund will generally decline when investors anticipate or experience rising interest rates.SMALLER COMPANIES RISK. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, fewer products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.SOUTH KOREA RISK. The Fund is subject to certain risks specifically associated with investments in the securities of South Korean issuers. Substantial political tensions exist between North Korea and South Korea. Escalated tensions involving the two nations and the outbreak of hostilities between the two nations, or even the threat of an outbreak of hostilities, could have a severe adverse effect on the South Korean economy. In addition, South Korea’s economic growth potential has recently been on a decline because of a rapidly aging population and structural problems, among other factors. The South Korean economy is heavily reliant on trading exports, especially to other Asian countries and the U.S., and disruptions or decreases in trade activity could lead to further declines. The South Korean economy’s dependence on the economies of Asia and the U.S. means that a reduction in spending by these economies on South Korean products and services or negative changes in any of these economies may cause an adverse impact on the South Korean economy and therefore, on the Fund’s investments. In addition, South Korea is located in a part of the world that has historically been prone to natural disasters such as earthquakes, hurricanes or tsunamis, and is economically sensitive to environmental events. Any such event may adversely impact South Korea’s economy or business operations of companies in South Korea.TRADING ISSUES RISK. Trading in Fund shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.VALUE STOCKS INVESTMENT RISK. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.VARIABLE INTEREST ENTITIES RISK. In China, direct ownership of companies in certain sectors by foreign individuals and entities is prohibited. In order to allow for foreign investment in these businesses, many Chinese companies have created VIE structures to enable indirect foreign ownership. In such an arrangement, a Chinese operating company typically establishes an offshore shell company in another jurisdiction, such as the Cayman Islands. That shell company enters into service and other contracts with the Chinese issuer or operating company to obtain economic exposure to the Chinese company, then issues shares on an exchange outside of mainland China, and U.S. investors hold stock in the non-Chinese shell company rather than directly in the Chinese issuer or operating company. This arrangement allows U.S. investors, such as the Fund, to obtain economic exposure to the Chinese issuer or operating company through contractual means rather than through formal equity ownership. Because neither the shell company nor the Fund owns actual equity interests in the Chinese operating company, they do not have the voting rights or other types of control that an equity holder would expect to benefit from. Although VIEs are a longstanding industry practice and well known to officials and regulators in China, VIEs are not formally recognized under Chinese law. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company’s performance and the enforceability of the VIE’s contractual arrangements that establish the links between the Chinese company and the shell company in which the Fund invests. This could considerably impact the financial condition of the shell company in which the Fund invests by limiting its ability to consolidate the financial results of the Chinese operating company into its own financial statements, as well as make the value of the shares held by the Fund effectively worthless. Further, if Chinese officials prohibit the existence of VIEs, the market value of the Fund’s associated holdings would likely suffer significant, and possibly permanent effects, which could negatively impact the Fund’s net asset value and could result in substantial losses. Further, it is uncertain whether any new laws, rules or regulations relating to VIE structures will be adopted or, if adopted, what impact they would have on the value of the Fund’s shares.VIEs are also subject to the investment risks associated with the underlying Chinese issuer or operating company. Chinese companies are not subject to the same degree of regulatory requirements or accounting standards and oversight as companies in more developed countries. As a result, information about the Chinese securities and VIEs in which the Fund invests may be less reliable and incomplete. There also may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies and VIEs, and shareholders may have limited legal remedies, which could negatively impact the Fund. Additionally, U.S.-listed VIEs may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements. Delisting would significantly decrease the liquidity and value of the securities, decrease the ability of the Fund to invest in such securities and may increase the cost of the Fund if required to seek alternative markets in which to invest in such securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Return
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on net asset value compared to those of the Index and two market indices. See “Total Return Information” for additional performance information regarding the Fund. The Fund’s performance information is accessible on the Fund’s website at www.ftportfolios.com.On October 13, 2015 the Fund’s underlying index changed from the Defined Asia Pacific Ex-Japan Index to the NasdaqAlphaDEX® Asia Pacific Ex-Japan Index. Therefore, the Fund’s performance and historical returns shown below are not necessarily indicative of the performance that the Fund, based on the Index, would have generated. Returns for an underlying index are only disclosed for those periods in which the index was in existence for the whole period. Because the Fund’s new underlying index had an inception date of December 15, 2014, it was not in existence for all of the periods disclosed. The new index is substantially similar to the Defined Asia Pacific Ex-Japan Index.
Bar Chart [Heading]	rr_BarChartHeading	First Trust Asia Pacific ex-Japan AlphaDEX® Fund <br/>Calendar Year Total Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart above:Best QuarterWorst Quarter24.28%June 30, 2020-30.45%March 31, 2020
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2021
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
First Trust Asia Pacific ex-Japan AlphaDEX Fund | First Trust Asia Pacific ex-Japan AlphaDEX Fund
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 82
3 Years	rr_ExpenseExampleNoRedemptionYear03	255
5 Years	rr_ExpenseExampleNoRedemptionYear05	444
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 990
2012	rr_AnnualReturn2012	22.54%
2013	rr_AnnualReturn2013	3.83%
2014	rr_AnnualReturn2014	4.23%
2015	rr_AnnualReturn2015	0.97%
2016	rr_AnnualReturn2016	0.29%
2017	rr_AnnualReturn2017	35.93%
2018	rr_AnnualReturn2018	(20.71%)
2019	rr_AnnualReturn2019	7.35%
2020	rr_AnnualReturn2020	14.89%
2021	rr_AnnualReturn2021	2.75%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.45%)
1 Year	rr_AverageAnnualReturnYear01	2.75%
5 Years	rr_AverageAnnualReturnYear05	6.43%
10 Years	rr_AverageAnnualReturnYear10	6.25%
Since Inception	rr_AverageAnnualReturnSinceInception	3.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 18, 2011
First Trust Asia Pacific ex-Japan AlphaDEX Fund | After tax on distributions | First Trust Asia Pacific ex-Japan AlphaDEX Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.75%
5 Years	rr_AverageAnnualReturnYear05	5.03%
10 Years	rr_AverageAnnualReturnYear10	5.01%
Since Inception	rr_AverageAnnualReturnSinceInception	2.23%
First Trust Asia Pacific ex-Japan AlphaDEX Fund | After tax on distributions and sale of fund shares | First Trust Asia Pacific ex-Japan AlphaDEX Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.65%
5 Years	rr_AverageAnnualReturnYear05	4.38%
10 Years	rr_AverageAnnualReturnYear10	4.38%
Since Inception	rr_AverageAnnualReturnSinceInception	2.10%
First Trust Asia Pacific ex-Japan AlphaDEX Fund | Nasdaq AlphaDEX® Asia Pacific Ex-Japan Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.68%	[1]
5 Years	rr_AverageAnnualReturnYear05	7.39%	[1]
10 Years	rr_AverageAnnualReturnYear10		[1]
Since Inception	rr_AverageAnnualReturnSinceInception		[1]
First Trust Asia Pacific ex-Japan AlphaDEX Fund | Nasdaq DM Asia Pacific Ex-Japan Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.91%	[1]
5 Years	rr_AverageAnnualReturnYear05	9.56%	[1]
10 Years	rr_AverageAnnualReturnYear10		[1]
Since Inception	rr_AverageAnnualReturnSinceInception		[1]
First Trust Asia Pacific ex-Japan AlphaDEX Fund | MSCI Pacific ex-Japan Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.68%
5 Years	rr_AverageAnnualReturnYear05	8.31%
10 Years	rr_AverageAnnualReturnYear10	6.77%
Since Inception	rr_AverageAnnualReturnSinceInception	4.49%

[1]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.